FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(164,516,127)	(106,203,805)	336,352,596
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	22,750,277	42,947,577	60,982,675
Embedded Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	25,640,169	(51,990,656)	(24,377,786)
Convertible Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(305,202,478)	(96,851,674)	398,030,217
Capped Call Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	92,295,905	(309,052)	(98,282,510)